Cash flow statement - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash flow statement [Abstract]
Cash and balances at central banks	£ 62,705	£ 78,110	£ 91,388
Less: mandatory reserve deposits	(21)	(1,930)	(2,111)
Bank balances at central banks other than mandatory reserve deposits	62,684	76,180	89,277
Loans and advances to banks	15,175	19,048	14,418
Less amounts with a maturity of three months or more	(7,043)	(6,390)	(7,866)
Loans and advances to banks current	8,132	12,658	6,552
Total cash and cash equivalents	£ 70,816	£ 88,838	£ 95,829	£ 79,194